Summary of Off-Balance Sheet Credit Transactions, Net of Participations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	$ 28,406	[1]	$ 29,100	[1]
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	6,707	[2]	8,483	[2]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	437		512
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	268,812		278,069
Support agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Potential exposure of off-balance sheet credit risks	$ 63		$ 116

[1]	Net of participations totaling $326 million at Dec. 31, 2011 and $423 million at Dec. 31, 2010.
[2]	Net of participations totaling $1.2 billion at Dec. 31, 2011 and $1.7 billion at Dec. 31, 2010 .